Distribution and Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution and Selling Expenses [Abstract]
Rental	$ 9,573	$ 16,067	$ 21,527
Depreciation		1,218	2,680
Labor	170,771	275,026	258,233
Subsidy to distributors	477,779	787,064	773,238
Promotion		15,623	32,216
Advertisement	287,354	1,152,176	1,591,742
Others	148,914	423,782	585,744
Total	$ 1,094,391	$ 2,670,955	$ 3,265,380